SUBSEQUENT EVENTS - Additional Information (Detail) ¥ in Millions, $ in Millions	Mar. 16, 2022 CNY (¥)	Aug. 28, 2019 USD ($)
Subsequent Event [Line Items]
Stock repurchase program,authorized amount | $		$ 20
Subsequent Event [member]
Subsequent Event [Line Items]
Stock repurchase program,authorized amount | ¥	¥ 20